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BLANKK
FIRST QUARTER REPORT
June 30, 2026 (Unaudited)
Columbia Large Cap Growth ETF

Portfolio of Investments
Columbia Large Cap Growth ETF, June 30, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Columbia Large Cap Growth ETF | 2026
2
Issuer . Shares
.
Value ($)
Common Stocks 99 .5%
Communication Services 12.5%
Interactive Media & Services 12.5%
Alphabet, Inc., Class A 3,578 1,278,670
Alphabet, Inc., Class C 10,315 3,644,599
Meta Platforms, Inc., Class A 4,609 2,596,204
Pinterest, Inc., Class A
(a)
27,499 578,304
Total 8,097,777
Total Communication Services 8,097,777
Consumer Discretionary 10.1%
Automobiles 1.7%
Tesla, Inc.
(a)
2,683 1,128,470
Broadline Retail 2.3%
Amazon.com, Inc.
(a)
6,294 1,500,112
Hotels, Restaurants & Leisure 3.2%
Booking Holdings, Inc. 4,299 766,254
Expedia Group, Inc. 3,017 771,990
Las Vegas Sands Corp. 11,174 516,127
Total 2,054,371
Specialty Retail 2.1%
Abercrombie & Fitch Co., Class A
(a)
2,950 265,530
Burlington Stores, Inc.
(a)
2,124 672,883
Ross Stores, Inc. 1,972 419,740
Total 1,358,153
Textiles, Apparel & Luxury Goods 0.8%
Deckers Outdoor Corp.
(a)
5,159 512,237
Total Consumer Discretionary 6,553,343
Consumer Staples 1.3%
Consumer Staples Distribution & Retail
1.3%
Maplebear, Inc.
(a)
4,952 234,477
Sysco Corp. 7,398 618,325
Total 852,802
Total Consumer Staples 852,802
Energy 0.9%
Energy Equipment & Services 0.9%
TechnipFMC PLC 9,010 597,363
Total Energy 597,363
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Financials 5.8%
Banks 0.4%
Western Alliance Bancorp 3,279 269,534
Capital Markets 1.9%
SEI Investments Co. 6,961 610,549
Tradeweb Markets, Inc., Class A 5,564 554,508
Total 1,165,057
Consumer Finance 1.5%
American Express Co. 2,924 989,043
Insurance 2.0%
Progressive Corp. 2,782 607,728
RenaissanceRe Holdings Ltd. 2,310 732,039
Total 1,339,767
Total Financials 3,763,401
Health Care 10.0%
Biotechnology 3.3%
BioMarin Pharmaceutical, Inc.
(a)
5,195 297,258
Incyte Corp.
(a)
2,853 323,416
Neurocrine Biosciences, Inc.
(a)
2,840 478,639
Vertex Pharmaceuticals, Inc.
(a)
2,066 1,026,245
Total 2,125,558
Health Care Providers & Services 3.2%
Cardinal Health, Inc. 3,313 787,036
Cigna Group 2,280 628,550
McKesson Corp. 866 654,350
Total 2,069,936
Pharmaceuticals 3.5%
Eli Lilly & Co. 1,936 2,322,096
Total Health Care 6,517,590
Industrials 5.0%
Commercial Services & Supplies 0.2%
Rollins, Inc. 3,486 145,506
Construction & Engineering 0.6%
EMCOR Group, Inc. 480 398,342
Electrical Equipment 2.6%
Bloom Energy Corp., Class A
(a)
980 296,646

Portfolio of Investments
(continued)
Columbia Large Cap Growth ETF, June 30, 2026 (Unaudited)
Columbia Large Cap Growth ETF | 2026
3
Issuer . Shares
.
Value ($)
Common Stocks (continued)
GE Vernova, Inc. 1,191 1,399,257
Total 1,695,903
Ground Transportation 1.4%
Uber Technologies, Inc.
(a)
12,573 907,268
Professional Services 0.2%
Paylocity Holding Corp.
(a)
1,050 109,757
Total Industrials 3,256,776
Information Technology 51.5%
Communications Equipment 3.1%
Arista Networks, Inc.
(a)
5,924 1,006,369
Ciena Corp.
(a)
1,645 806,971
Motorola Solutions, Inc. 410 170,269
Total 1,983,609
IT Services 1.3%
CoreWeave, Inc., Class A
(a)
6,650 661,941
EPAM Systems, Inc.
(a)
2,568 203,771
Total 865,712
Semiconductors & Semiconductor
Equipment 26.9%
Advanced Micro Devices, Inc.
(a)
3,509 2,038,413
Applied Materials, Inc. 1,898 1,372,254
Broadcom, Inc. 11,233 4,243,266
Credo Technology Group Holding Ltd.
(a)
2,562 696,736
First Solar, Inc.
(a)
2,350 554,506
Micron Technology, Inc. 1,069 1,233,936
NVIDIA Corp. 36,567 7,316,692
Total 17,455,803
Software 9.4%
Adobe, Inc.
(a)
3,164 648,683
HubSpot, Inc.
(a)
3,121 569,614
Microsoft Corp. 9,146 3,411,641
Nutanix, Inc., Class A
(a)
12,750 649,740
Palantir Technologies, Inc., Class A
(a)
1,398 163,105
Salesforce, Inc. 2,717 425,645
ServiceNow, Inc.
(a)
2,617 259,816
Total 6,128,244
Technology Hardware, Storage &
Peripherals 10.8%
Apple, Inc. 17,698 5,121,093
Sandisk Corp.
(a)
481 1,093,664
Issuer . Shares
.
Value ($)
Common Stocks (continued)
Seagate Technology Holdings PLC 809 780,685
Total 6,995,442
Total Information Technology 33,428,810
Materials 0.9%
Metals & Mining 0.9%
Newmont Corp. 6,456 602,990
Total Materials 602,990
Real Estate 0.7%
Hotel & Resort REITs 0.7%
Host Hotels & Resorts, Inc. 18,366 435,458
Total Real Estate 435,458
Utilities 0.8%
Independent Power and Renewable
Electricity Producers 0.8%
Vistra Corp. 3,148 499,367
Total Utilities 499,367
Total Common Stocks
(Cost $ 28,323,444 ) 64,605,677
. Shares
.
Value ($)
Money Market Funds 0 .5%
Columbia Short-Term Cash Fund, 3.767%
(b),(c)
320,552 320,360
1 1 1
Total Money Market Funds
(Cost $ 320,392 ) 320,360
Total Investments in Securities
(Cost $ 28,643,836 ) 64,926,037
Other Assets & Liabilities, Net (28,730)
Net Assets 64,897,307

Portfolio of Investments
(continued)
Columbia Large Cap Growth ETF, June 30, 2026 (Unaudited)
Columbia Large Cap Growth ETF | 2026
4
Affiliated
issuers
Beginning of
period ($)
Purchases ($)
Sales ($)
Net change
in unrealized
appreciation
(depreciation) ($)
End of
period ($)
Capital gain
distributions ($)
Realized gain
(loss) ($)
Dividends ($)
End of
period
shares
Columbia Short-Term Cash Fund
—
455,943
(135,551)
(32)
320,360
—
—
588
320,552
1
Notes to Portfolio of Investments
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
(a) Non-income producing investment.
(b) The rate shown is the seven-day current annualized yield at June 30, 2026.
(c) Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the Period ended
June 30, 2026 are as follows:

1QT340_(08/26)
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